Leases (Details) - Schedule of Right-of-Use Assets of Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Right-of-Use Assets of Lease Liabilities [Abstract]
Amounts recognized in the consolidated balance sheet – Right-of-use assets, net	$ 690	$ 946
Current liabilities	218	271
Long-term liabilities	424	615
Total operating leased liabilities	$ 642	$ 886
Weighted average lease term – operating lease		3 years 8 months 12 days
Weighted average discount rate – operating lease		6.73%